Supplement dated May 1, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Global Bond Fund	5/1/2014
Effective May 2, 2014, the information under the caption “Principal Investment Strategies” in the “Summary of Columbia VP - Global Bond Fund” section is hereby superseded and replaced with the following:
The Fund invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
In addition, in pursuing its objective, the Fund, employing both fundamental and quantitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates, credit risks and duration risks. The Fund may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to leverage exposures and produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements, assessments of market conditions, macroeconomic analysis and qualitative valuation analysis.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Effective May 31, 2014, the list of Portfolio Managers under the caption “Fund Management” in the “Summary of Columbia VP - Global Bond Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jim Cielinski	Portfolio Manager and Global Head of Fixed Income	Lead manager	2013
Matthew Cobon	Portfolio Manager	Co-manager	2013
Zach Pandl	Senior Interest Rate Strategist and Senior Portfolio Manager	Co-manager	2014
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2014
S-6466-226 A (5/14)

(continued)
Effective May 2, 2014, the information under the caption “Principal Investment Strategies” in the “More Information About the Fund” section for Columbia VP - Global Bond Fund is hereby superseded and replaced with the following:
The Fund invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
In addition, in pursuing its objective, the Fund, employing both fundamental and quantitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates, credit risks and duration risks. The Fund may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to leverage exposures and produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements, assessments of market conditions, macroeconomic analysis and qualitative valuation analysis.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by:
■	Considering opportunities and risks presented by interest rate and currency markets, and the credit quality of debt issuers;
■	Identifying investment-grade U.S. and foreign bonds;
■	Identifying below investment-grade U.S. and foreign bonds;
■	Identifying bonds or other instruments or transactions that the Investment Manager believes can take advantage of currency movements and interest rate and credit-related differences among issuers.
In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether in its view:
■	The security is overvalued;
■	The security continues to meet the standards described above.
The Investment Manager expresses its investment views by varying long and short exposures to a broad range of debt, currency and interest rate markets of both developed and emerging market countries.

(continued)
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Effective May 31, 2014, the information about the Portfolio Managers under the caption “Portfolio Management” in the “More Information About Columbia VP - Global Bond Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jim Cielinski	Portfolio Manager and Global Head of Fixed Income	Lead manager	2013
Matthew Cobon	Portfolio Manager	Co-manager	2013
Zach Pandl	Senior Interest Rate Strategist and Senior Portfolio Manager	Co-manager	2014
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2014
Mr. Cielinski joined Threadneedle in 2010 as Head of Fixed Income. Prior to joining Threadneedle, Mr. Cielinski was Head of Global Credit – Investment Grade at Goldman Sachs. Mr. Cielinski began his investment career in 1983 and earned a B.S. in Finance from the University of Utah and an M.B.A. from New York University.
Mr. Cobon joined Threadneedle in 2011 as a fund manager. Prior to joining Threadneedle, he was the global head of currency fund management at Aberdeen Asset Management/Deutche Asset Management from 2001 to 2011. Mr. Cobon began his investment career in 1996 and earned a B.S. in Economics from the University of Warwick (U.K.).
Mr. Pandl joined the Investment Manager in 2012. Prior to 2012, Mr. Pandl was a senior economist at Goldman Sachs and was an economist at Nomura Securities from 2009-2011 and Lehman Brothers from 2006-2008. Mr. Pandl began his investment career in 2006 and earned a B.S. from the University of St. Thomas, Minnesota and an M.S. from New York University.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. from University of Minnesota, Carlson School of Management.
Shareholders should retain this Supplement for future reference.
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